Advances to suppliers	12 Months Ended
Dec. 31, 2020
Advances to suppliers
Advances to suppliers

Note 8 – Advances to suppliers

	December 31,	December 31,
	2020	2019

Advances to suppliers	$7,033,556	$14,596,906
Allowance for doubtful accounts	(179,095)	(1,517,017)
Advances to suppliers, net	6,854,461	13,079,889
Less: Advances to suppliers, non-current	—	—
Advances to suppliers, current	$6,854,461	$13,079,889

The movement of allowance for doubtful accounts are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Balance at beginning of year	$1,517,017	$1,426,769
Change of allowance for doubtful accounts	(400,436)	162,859
Write off	(1,039,958)	—
Translation adjustments	102,472	(72,611)
Balance at end of year	$179,095	$1,517,017

Advances to suppliers – non-current

	December 31,	December 31,
	2020	2019

Zhibo Jieli Special Battery Material Co., Ltd *	$—	$430,800
Allowance for doubtful accounts	—	(430,800)
Advances to suppliers – non-current, net	$—	$—

*  representing the prepayments made to acquire machinery.

During the year ended December 31, 2020, the Company wrote off the prepayments made to Zhibo Jieli Special Battery Material Co., Ltd for acquiring the machinery.